PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	At December 31,
	2014	2015
	$	$
Buildings	214,327,475	244,321,889
Plant and machinery	991,407,500	1,122,738,331
Solar energy projects	324,703,525	704,107,567
Motor vehicles	3,753,834	4,011,594
Electronic equipment, furniture and fixtures	111,238,698	119,686,093

	1,645,431,032	2,194,865,474
Less: Accumulated depreciation	(517,481,282)	(651,156,298)

	1,127,949,750	1,543,709,176
Construction in progress	125,592,941	318,426,324

Property, plant and equipment, net	1,253,542,691	1,862,135,500

Schedule of the carrying amounts of property, plant and equipment acquired under capital leases
	2014	2015
	$	$
Plant and machinery	—	35,492,129
Less: Accumulated depreciation	—	(243,627)

	—	35,248,502